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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter ended September 30, 2010
                                               --------------------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 -------------------------------
   Address:      400 Centre Street
                 -------------------------------
                 Newton, MA 02458
                 -------------------------------

Form 13F File Number: 28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

       /s/Adam D. Portnoy                 Newton, MA       November 8, 2010
   -------------------------------    ----------------     ----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         97
                                        --------------------

Form 13F Information Table Value Total:       $56,179
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

                                                                           AMOUNT AND
                                                                        TYPE OF SECURITY
                                                                    -----------------------                       VOTING AUTHORITY
                                                            VALUE   SHRS OR                 INVESTMENT  OTHER   --------------------
NAME OF ISSUER                  TITLE OF CLASS    CUSIP   (x$1,000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AGREE REALTY CORP                   Com         008492100        30   1,199   SH               SOLE               1,199    -
ALEXANDRIA REAL ESTATE EQUIT        Com         015271109     1,050  15,000   SH               SOLE              15,000    -
AMB PROPERTY CORP                   Com         00163T109       265  10,000   SH               SOLE              10,000    -
AMERICAN CAMPUS COMMUNITIES         Com         024835100       365  12,000   SH               SOLE              12,000    -
ANWORTH MORTGAGE ASSET CORP         Com         037347101        52   7,300   SH               SOLE               7,300    -
APARTMENT INVT + MGMT CO  A        CL A         03748R101       615  28,745   SH               SOLE              28,745    -
ASSOCIATED ESTATES REALTY CP        Com         045604105     1,619 115,800   SH               SOLE            115,800     -
AVALONBAY COMMUNITIES INC           Com         053484101     1,619  15,575   SH               SOLE              15,575    -
BEAZER HOMES USA INC                Com         07556Q105       103  25,000   SH               SOLE              25,000    -
BIOMED REALTY TRUST INC             Com         09063H107       376  21,000   SH               SOLE              21,000    -
BLACKROCK CREDIT ALL INC TR         Com         092508100       254  19,336   SH               SOLE              19,336    -
BOSTON PROPERTIES INC               Com         101121101       208   2,500   SH               SOLE               2,500    -
BRANDYWINE REALTY TRUST        SH BEN INT NEW   105368203     1,777 145,100   SH               SOLE            145,100     -
BRE PROPERTIES INC                 CL A         05564E106       664  16,000   SH               SOLE              16,000    -
BROOKFIELD PROPERTIES CORP          Com         112900105       341  22,000   SH               SOLE              22,000    -
CB RICHARD ELLIS GROUP INC A        CLA         12497T101       218  11,900   SH               SOLE              11,900    -
CBL + ASSOCIATES PROPERTIES         Com         124830100       392  30,000   SH               SOLE              30,000    -
CEDAR SHOPPING CENTERS INC        Com New       150602209       417  68,508   SH               SOLE              68,508    -
CHATHAM LODGING TRUST               Com         16208T102       317  17,049   SH               SOLE              17,049    -
COGDELL SPENCER INC                 Com         19238U107       200  31,655   SH               SOLE              31,655    -
COHEN + STEERS INFRASTRUCTURE       Com         19248A109       285  17,911   SH               SOLE              17,911    -
COHEN + STEERS QUALITY RLTY         Com         19247L106       474  60,297   SH               SOLE              60,297    -
COLONIAL PROPERTIES TRUST      COM SH BEN INT   195872106       563  34,800   SH               SOLE              34,800    -
CORPORATE OFFICE PROPERTIES     SH BEN INT      22002T108       582  15,600   SH               SOLE              15,600    -
COUSINS PROPERTIES INC              Com         222795106       245  34,360   SH               SOLE              34,360    -
DCT INDUSTRIAL TRUST INC            Com         233153105       424  88,600   SH               SOLE              88,600    -
DEVELOPERS DIVERSIFIED RLTY         Com         251591103       224  20,000   SH               SOLE              20,000    -
DIAMONDROCK HOSPITALITY CO          Com         252784301       385  40,603   SH               SOLE              40,603    -
DIGITAL REALTY TRUST INC            Com         253868103       247   4,000   SH               SOLE               4,000    -
DR HORTON INC                       Com         23331A109       523  47,000   SH               SOLE              47,000    -
DUKE REALTY CORP                  Com New       264411505       534  46,100   SH               SOLE              46,100    -
DUPONT FABROS TECHNOLOGY            Com         26613Q106       201   8,000   SH               SOLE               8,000    -
EASTGROUP PROPERTIES INC            Com         277276101       318   8,500   SH               SOLE               8,500    -
EATON VANCE ENHANCED EQUITY IN      COM         278277108       312  24,100   SH               SOLE              24,100    -
ENTERTAINMENT PROPERTIES TR    COM SH BEN INT   29380T105     1,360  31,500   SH               SOLE              31,500    -
EQUITY ONE INC                      Com         294752100       338  20,000   SH               SOLE              20,000    -
EQUITY RESIDENTIAL              Sh Ben Int      29476L107     2,331  49,000   SH               SOLE              49,000    -
ESSEX PROPERTY TRUST INC            Com         297178105       657   6,000   SH               SOLE               6,000    -
EXCEL TRUST INC                     Com         30068C109       225  20,000   SH               SOLE              20,000    -
FELCOR LODGING TRUST INC       PFD CONV A $1.95 31430F200     1,566  73,000   SH               SOLE              73,000    -
FELCOR LODGING TRUST INC            Com         31430F101       143  31,000   SH               SOLE              31,000    -
FRANKLIN STREET PROPERTIES C        Com         35471R106       311  25,000   SH               SOLE              25,000    -
GETTY REALTY CORP                   Com         374297109       456  17,000   SH               SOLE              17,000    -
GLADSTONE COMMERCIAL CORP           Com         376536108       167   9,734   SH               SOLE               9,734    -
GLIMCHER REALTY TRUST           Sh Ben Int      379302102       554  90,000   SH               SOLE              90,000    -
HCP INC                             Com         40414L109     1,604  44,580   SH               SOLE              44,580    -
HEALTH CARE REIT INC                Com         42217K106       246   5,200   SH               SOLE               5,200    -
HEALTHCARE REALTY TRUST INC         Com         421946104       304  13,000   SH               SOLE              13,000    -
HERSHA HOSPITALITY TRUST       SH BEN INT A     427825104     1,143 220,583   SH               SOLE            220,583     -
HIGHWOODS PROPERTIES INC            Com         431284108     1,231  37,900   SH               SOLE              37,900    -
HOME PROPERTIES INC                 Com         437306103       265   5,000   SH               SOLE               5,000    -
INLAND REAL ESTATE CORP           Com New       457461200       166  20,000   SH               SOLE              20,000    -
INVESTORS REAL ESTATE TRUST     SH BEN INT      461730103       293  35,000   SH               SOLE              35,000    -
KILROY REALTY CORP                  Com         49427F108        53   1,600   SH               SOLE               1,600    -
KIMCO REALTY CORP                   Com         49446R109       473  30,000   SH               SOLE              30,000    -
KITE REALTY GROUP TRUST             Com         49803T102       311  70,000   SH               SOLE              70,000    -
LASALLE HOTEL PROPERTIES       Com SH BEN INT   517942108       374  16,000   SH               SOLE              16,000    -
LEXINGTON REALTY TRUST              Com         529043101       806 112,558   SH               SOLE            112,558     -
LIBERTY PROPERTY TRUST           SH BEN INT     531172104     1,155  36,200   SH               SOLE              36,200    -
LTC PROPERTIES INC                  Com         502175102       191   7,500   SH               SOLE               7,500    -
MACERICH CO/THE                     Com         554382101       729  16,966   SH               SOLE              16,966    -
MACK CALI REALTY CORP               Com         554489104     1,080  33,030   SH               SOLE              33,030    -
MEDICAL PROPERTIES TRUST INC        Com         58463J304     1,881 185,520   SH               SOLE            185,520     -
MFA FINANCIAL INC                   Com         55272X102       305  39,950   SH               SOLE              39,950    -
MID AMERICA APARTMENT COMM          Com         59522J103     1,171  20,100   SH               SOLE              20,100    -
MPG OFFICE TRUST INC                Com         553274101        60  24,000   SH               SOLE              24,000    -
NATIONAL RETAIL PROPERTIES          Com         637417106     2,433  96,900   SH               SOLE              96,900    -
NATIONWIDE HEALTH PPTYS INC         Com         638620104     1,843  47,654   SH               SOLE              47,654    -
NUVEEN REAL ESTATE INCOME FUND      Com         67071B108        37   3,700   SH               SOLE               3,700    -
OMEGA HEALTHCARE INVESTORS          COM         681936100        49   2,200   SH               SOLE               2,200    -
PARKWAY PROPERTIES INC              Com         70159Q104       185  12,500   SH               SOLE              12,500    -
PEBBLEBROOK HOTEL TRUST             Com         70509V100       180  10,000   SH               SOLE              10,000    -
PIEDMONT OFFICE REALTY TRU IN     Com CLA       720190206       113   6,000   SH               SOLE               6,000    -
PENN REAL ESTATE INVEST TST     SH BEN INT      709102107       652  55,000   SH               SOLE              55,000    -
PROLOGIS                        SH BEN INT      743410102       471  40,000   SH               SOLE              40,000    -
PROSHARES TR                   REAL EST NEW     74347X583       634  29,570   SH               SOLE              29,570    -
PUBLIC STORAGE                      Com         74460D109       301   3,100   SH               SOLE               3,100    -
RADIOSHACK CORP                     Com         750438103       299  14,000   SH               SOLE              14,000    -
RAMCO GERSHENSON PROPERTIES TR Com Sh Ben Int   751452202       664  62,000   SH               SOLE              62,000    -
REALTY INCOME CORP                  Com         756109104       145   4,300   SH               SOLE               4,300    -
REGENCY CENTERS CORP                Com         758849103       541  13,700   SH               SOLE              13,700    -
SIMON PROPERTY GROUP INC            Com         828806109     2,057  22,179   SH               SOLE              22,179    -
SL GREEN REALTY CORP                Com         78440X101       944  14,900   SH               SOLE              14,900    -
SOVRAN SELF STORAGE INC             Com         84610H108       190   5,000   SH               SOLE               5,000    -
ST JOE CO/THE                       Com         790148100       124   5,000   SH               SOLE               5,000    -
STANDARD PACIFIC CORP NEW           Com         85375C101       318  80,005   SH               SOLE              80,005    -
STRATEGIC HOTELS + RESORTS I        Com         86272T106       170  40,000   SH               SOLE              40,000    -
SUN COMMUNITIES INC                 Com         866674104       795  25,900   SH               SOLE              25,900    -
SUPERTEL HOSPITALITY INC MD         Com         868526104       107  84,642   SH               SOLE              84,642    -
TANGER FACTORY OUTLET CENTER I      Com         875465106       255   5,400   SH               SOLE               5,400    -
TOLL BROTHERS INC                   Com         889478103       190  10,000   SH               SOLE              10,000    -
URSTADT BIDDLE  PPTYS INS           Com         917286205       177   9,800   SH               SOLE               9,800    -
U STORE IT TRUST                    Com         91274F104       125  15,000   SH               SOLE              15,000    -
UDR INC                             Com         902653104       274  13,000   SH               SOLE              13,000    -
VORNADO REALTY TRUST             SH BEN INT     929042109     2,423  28,335   SH               SOLE              28,335    -
WASHINGTON REAL ESTATE INV       SH BEN INT     939653101       571  18,000   SH               SOLE              18,000    -
WEINGARTEN REALTY INVESTORS      SH BEN INT     948741103       764  35,000   SH               SOLE              35,000    -